Cover	Nov. 10, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2026
Entity File Number	001-42875
Entity Registrant Name	TURN THERAPEUTICS INC.
Entity Central Index Key	0002023016
Entity Tax Identification Number	32-0456090
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	250 N. Westlake Blvd.
Entity Address, City or Town	Westlake Village
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	91362
City Area Code	818
Local Phone Number	564-4011
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	TTRX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false